Total
Thornburg Emerging Markets Managed Account Fund
Emerging Markets Managed Account Fund
Investment Goal
The Fund’s primary investment goal is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are only available through certain separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by the separately managed accounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thornburg Emerging Markets Managed Account Fund Thornburg Emerging Markets Managed Account Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thornburg Emerging Markets Managed Account Fund Thornburg Emerging Markets Managed Account Fund - Class I
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.35%	[2]
Total Annual Fund Operating Expenses	0.35%
Fee Waiver/Expense Reimbursement	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	none
[1]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the separately managed account of which the Fund is a part.
[2]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
[3]	Thornburg and Thornburg Securities Corporation (“TSC”) have contractually agreed, irrevocably during the existence of the Fund, to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Thornburg Emerging Markets Managed Account Fund | Thornburg Emerging Markets Managed Account Fund - Class I | USD ($)	none	none

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on April 3, 2023, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its assets in equity securities of issuers which Thornburg views as having substantial economic ties to one or more emerging market countries. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to an emerging market country include whether the issuer:

•	is included in the MSCI Emerging Markets Index;
•	is organized or headquartered in an emerging market country, or maintains most of its assets in one or more such countries;
•	has a primary listing for its securities on a stock exchange of an emerging market country; or
•	derives a majority of its profits, revenues, sales, or income from one or more emerging market countries.

Currently, Thornburg considers emerging market countries to include most Central and South American, African, Asian (including the Middle and Near East, and the Indian subcontinent) and Central and Eastern European nations.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.

The Fund’s policy of investing at least 80% of its assets in emerging markets issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks
Past Performance of the Fund
No performance information is presented because the Fund commenced investment operations on April 3, 2023.
Thornburg Emerging Markets Managed Account Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Thornburg Emerging Markets Managed Account Fund | Risk Lose Money [Member]
Accordingly, the loss of money is a risk of investing in the Fund.
Thornburg Emerging Markets Managed Account Fund | Credit Risk [Member]

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Thornburg Emerging Markets Managed Account Fund | Cybersecurity and Operational Risk [Member]

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Thornburg Emerging Markets Managed Account Fund | Emerging Markets Risk [Member]

Emerging Markets Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in emerging markets because the economies of those markets are usually less diversified, communications, transportation and economic infrastructures are less developed, and emerging markets ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of an emerging markets issuer may be extremely volatile. An issuer domiciled in an emerging market may be similarly affected by these emerging markets risks to the extent that the issuer conducts its business in emerging markets.

Thornburg Emerging Markets Managed Account Fund | Equity Risk [Member]

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Thornburg Emerging Markets Managed Account Fund | Foreign Currency Risk [Member]

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Thornburg Emerging Markets Managed Account Fund | Foreign Investment Risk [Member]

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Thornburg Emerging Markets Managed Account Fund | Liquidity Risk [Member]

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging markets.

Thornburg Emerging Markets Managed Account Fund | Management Risk [Member]

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Thornburg Emerging Markets Managed Account Fund | Market and Economic Risk [Member]

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in emerging markets.

Thornburg Emerging Markets Managed Account Fund | Risk Nondiversified Status [Member]

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Thornburg Emerging Markets Managed Account Fund | Redemption Risk [Member]

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Thornburg Emerging Markets Managed Account Fund | Risks Affecting Investments in China [Member]

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Thornburg Emerging Markets Managed Account Fund | Risks Affecting Specific Countries or Regions [Member]

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Thornburg Emerging Markets Managed Account Fund | Risks Affecting Specific Issuers [Member]

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Thornburg Emerging Markets Managed Account Fund | Small and Mid-Cap Company Risk [Member]

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Thornburg Municipal Managed Account Fund
Municipal Managed Account Fund
Investment Goal
The Fund seeks a high level of current income exempt from federal individual income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are only available through certain separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by the separately managed accounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thornburg Municipal Managed Account Fund Thornburg Municipal Managed Account Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thornburg Municipal Managed Account Fund Thornburg Municipal Managed Account Fund - Class I
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%	[2]
Total Annual Fund Operating Expenses	0.25%
Fee Waiver/Expense Reimbursement	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	none
[1]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the separately managed account of which the Fund is a part.
[2]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
[3]	Thornburg and Thornburg Securities Corporation (“TSC”) have contractually agreed, irrevocably during the existence of the Fund, to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Thornburg Municipal Managed Account Fund | Thornburg Municipal Managed Account Fund - Class I | USD ($)	none	none

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on April 3, 2023, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in municipal obligations and participations in municipal obligations of any credit quality. The Fund may invest up to 80 percent of its portfolio in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in municipal obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity or duration. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to meet its objective through credit analysis and security selection. The Fund is non-diversified.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax, though a portion or all of that income may still be subject to the federal alternative minimum tax (“AMT”). This policy of investing at least 80% of its assets in municipal obligations with income exempt from the regular federal income tax may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Under normal circumstances, no more than 20% of the Fund’s assets will be invested in municipal securities which would produce income that is not exempt from federal income tax, though the Fund’s investments in such securities may temporarily exceed 20% of the Fund’s assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks
Past Performance of the Fund
No performance information is presented because the Fund commenced investment operations on April 3, 2023.
Thornburg Municipal Managed Account Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Thornburg Municipal Managed Account Fund | Risk Lose Money [Member]
Accordingly, the loss of money is a risk of investing in the Fund.
Thornburg Municipal Managed Account Fund | Credit Risk [Member]

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Thornburg Municipal Managed Account Fund | Cybersecurity and Operational Risk [Member]

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Thornburg Municipal Managed Account Fund | Liquidity Risk [Member]

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Thornburg Municipal Managed Account Fund | Management Risk [Member]

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Thornburg Municipal Managed Account Fund | Market and Economic Risk [Member]

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Thornburg Municipal Managed Account Fund | Risk Nondiversified Status [Member]

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Thornburg Municipal Managed Account Fund | Redemption Risk [Member]

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Thornburg Municipal Managed Account Fund | High Yield Risk [Member]

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Thornburg Municipal Managed Account Fund | Interest Rate Risk [Member]

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Thornburg Municipal Managed Account Fund | Tax Risk [Member]

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.